RETIREMENT AND POSTRETIREMENT BENEFITS - MEDICAL COST TRENDS (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Effect of 1% change in assumed medical care trend rate
Increase in benefit obligation due to 1% increase in the assumed medical care trend rate	CAD 23
Increase in service and interest cost due to 1% increase in the assumed medical care trend rate	1
Decrease in benefit obligation due to 1% decrease in the assumed medical care trend rate	45
Decrease in service and interest cost due to 1% decrease in the assumed medical care trend rate	CAD 2
Canadian OPEB Plans | Drugs
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	6.60%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved	2034
Canadian OPEB Plans | Other medical
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	4.50%
United States OPEB Plan
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	6.90%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved	2037